Interbank deposits and securities purchased under agreements to resell (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Securities purchased under agreements to resell	R$ 56,292	R$ 46,820	R$ 55,711
Interbank deposits	12,584	12,555	R$ 3,888
Amounts pledged in guarantee of operations	14,576	9,266
Losses	(9)	(15)
B3 S.A. - Brasil, Bolsa, Balco [Member]
IfrsStatementLineItems [Line Items]
Amounts pledged in guarantee of operations	14,576	9,266
Central Bank [Member]
IfrsStatementLineItems [Line Items]
Amounts pledged in guarantee of operations	151,856
Amounts pledged in guarantee of repurchase agreement transactions		114,750
Interbank deposits and securities purchased under agreements to resell [member]
IfrsStatementLineItems [Line Items]
Securities purchased under agreements to resell	221,776	169,711
Collateral held	69,920	54,961
Collateral repledge	128,542	103,968
Assets received as collateral with right to sell or repledge	14,846	22,139
Assets received as collateral without right to sell or repledge	113,696	81,829
Collateral sold	23,314	10,782
Interbank deposits	59,586	69,934
Total	281,362	239,645
Interbank deposits and securities purchased under agreements to resell [member] | Current [member]
IfrsStatementLineItems [Line Items]
Securities purchased under agreements to resell	221,726	168,937
Collateral held	69,870	54,187
Collateral repledge	128,542	103,968
Assets received as collateral with right to sell or repledge	14,846	22,139
Assets received as collateral without right to sell or repledge	113,696	81,829
Collateral sold	23,314	10,782
Interbank deposits	56,672	64,049
Total	278,398	232,986
Interbank deposits and securities purchased under agreements to resell [member] | Non current [member]
IfrsStatementLineItems [Line Items]
Securities purchased under agreements to resell	50	774
Collateral held	50	774
Interbank deposits	2,914	5,885
Total	R$ 2,964	R$ 6,659